License, research and consulting agreements	12 Months Ended
Dec. 31, 2014
License, Research and Consulting Agreements [Abstract]
License, Research and Consulting Agreements Disclosure [Text Block]
3.	License, research and consulting agreements:

3.1.	Merck Serono, a division of Merck KGaA

On December 20, 2007 Flamel Technologies entered into a relationship with Merck Serono, a division of Merck KGaA, to investigate the applicability of Flamel’s Medusa™ for the extended release of a therapeutic protein of Merck Serono’s portfolio.

In consideration of the agreement signed in 2007, Merck Serono made an upfront payment of $2.7 million, which has been amortized over the initial feasibility period. In February 2009 Merck Serono exercised the option to license Medusa™ triggering a payment of $ 6.5 million (€5.0 million). Under the terms of the agreement, the Company was eligible to receive up to $53.0 million (€41.0 million) in milestone payments upon certain agreed-upon development events.

On November 2, 2012, Flamel received notice from Merck Serono to terminate for convenience the development and license agreement, effective January 31, 2013. For the year 2012, the Company recognized $2,745,000 of amortization of the initial up-front and option payments, of which $1,426,000 relates to accelerated amortization due to termination.

3.2.	Eagle Pharmaceuticals

On October 12, 2011 the Company entered into a license and development agreement with Eagle Pharmaceuticals for the development of a Medusa™-based hydrogel depot formulation of the small molecule antibiotic, tigecycline. In consideration of this agreement, the Company recognized R&D revenues of $345,000. Milestone payments amounting to $1.2 million (€0.9 million) will be received upon achievement of certain development and commercial events.

In 2012, the Company recognized R&D revenues of $659,000. The Company also recognized $43,000 of amortization of the initial up-front fee.

In 2013, the Company recognized R&D revenues of $31,600 as amortization of the initial up-front fee

3.3.	Corning

In December 1998, the Company signed a long-term research and product development agreement with Corning France and Corning Incorporated. Pursuant to the terms of this agreement, Flamel received royalties on the sales of Corning products that utilize Flamel’s innovations.

The Company recognized royalties on Corning’s sales of $152,000 in 2012, $111,000 in 2013 and on February 12, 2014 the Company signed an amendment effectively terminating the research and product development agreement and received a payment of $336,000 excluding sales taxes.

3.4.	Others

The Company recognized license and R&D revenues with undisclosed partners for an amount of $3.3 million in 2012; $3.0 million in 2013 and $2.8 million in 2014.